SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (10K) (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) Customer	Dec. 31, 2013 USD ($) Customer	Dec. 31, 2012 USD ($)
Trade Accounts Receivable and Allowance for Doubtful Accounts [Abstract]
Allowance for doubtful accounts					$ 887	$ 907
Accounts written off as uncollectible					779	(1,126)
Prepaid Expenses and Deferred Charges [Abstract]
Prepaid PDUFA fees					0	0
Deferred Financing Costs [Abstract]
Financing costs related to convertible notes payable							$ 200,000
Amortization costs			$ 8,103	$ 7,309	$ 7,309	74,000
Deferred financing cost included in other assets						87,000
Product Sales [Abstract]
Period over which no actual product returns occurred					2 years
Concentrations of Credit Risk [Abstract]
Cash and cash equivalents	$ 19,296	$ 720,590	$ 19,296	$ 720,590	$ 550,458	$ 5,119	$ 21,549
Concentration Risk [Line Items]
Minimum threshold limit of trade accounts receivable (in hundredths)					5.00%	5.00%
Number of customers exceeds threshold limit of 5% | Customer					3	2
Concentration risk, percentage (in hundredths)	100.00%	100.00%	100.00%	100.00%	91.00%	75.00%
Laboratory and Manufacturing Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of property and equipment					7 years
Computers, Office Equipment, and Furniture [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of property and equipment					5 years
Computer Software [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of property and equipment					3 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of property and equipment, description					Lease term
Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk, percentage (in hundredths)					99.00%	94.00%
Accounts Receivable [Member] | Customer One [Member] | Credit Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage (in hundredths)					71.00%	86.00%
Accounts Receivable [Member] | Customer Two [Member] | Credit Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage (in hundredths)					19.00%	11.00%
Accounts Receivable [Member] | Customer Three [Member] | Credit Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage (in hundredths)					9.00%